The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Variable Portfolio-Conservative Portfolio, Variable Portfolio-Moderately Conservative Portfolio, Variable Portfolio-Moderate Portfolio, Variable Portfolio-Moderately Aggressive Portfolio and Variable Portfolio-Aggressive Portfolio filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 18, 2015 (Accession No. 0001193125-15-227096), which is incorporated herein by reference.